Restructuring Costs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified			3 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012 Future lease expenditure and estimated sublease rentals [Member]	Dec. 31, 2011 Future lease expenditure and estimated sublease rentals [Member]	Mar. 31, 2013 Fiscal 2013 December restructuring [Member]	Mar. 31, 2012 Fiscal 2013 December restructuring [Member]	Mar. 31, 2013 Fiscal 2013 August restructuring [Member] Employees	Mar. 31, 2012 Fiscal 2013 August restructuring [Member]	Mar. 31, 2013 Fiscal 2012 August restructuring [Member]	Mar. 31, 2012 Fiscal 2012 August restructuring [Member]	Mar. 31, 2013 Fiscal 2012 August restructuring [Member] Employee Termination Costs [Member]	Mar. 31, 2013 Fiscal 2012 August restructuring [Member] Lease Obligation Costs [Member]	Mar. 31, 2013 Fiscal 2012 August restructuring [Member] Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reduction percentage					25.00%
Accrued restructuring obligation					$ 6,831	$ 0	$ 161	$ 0	$ 2,286	$ 2,280
Reduction in workforce, number of employees							70
Lease obligation costs				8,059
Additional restructuring costs			1,020
Restructuring costs incurred									14,812		3,745	9,612	1,455
Accrued restructuring obligation, non-current	$ 4,214	$ 5,508